(Columbia High Yield Opportunity Fund)
COLUMBIA FUNDS SERIES TRUST I Columbia High Yield Opportunity Fund (the "Fund") Supplement dated March 13, 2012 to the Fund's prospectuses dated October 1, 2011

Effective on April 1, 2012, the Fund will change its primary benchmark from the JPMorgan Global High Yield Index to the BofA Merrill Lynch US High Yield Cash Pay Constrained Index because the Investment Manager believes that it better reflects how the Fund is managed. The Fund's secondary index, the Credit Suisse High Yield Index, is removed as a benchmark for the Fund. Accordingly, as of April 1, 2012, the Fund's Prospectuses will be revised as follows:

The paragraph under the heading "Average Annual Total Return as of December 31, 2010," in the section of the Fund's Prospectuses entitled "Columbia High Yield Opportunity Fund - Performance Information," is deleted and replaced in its entirety with the following:

The table compares the Fund's returns to the BofA Merrill Lynch US High Yield Cash Pay Constrained Index. The BofA Merrill Lynch US High Yield Cash Pay Constrained Index tracks the performance of U.S. dollar-denominated below investment grade corporate debt, currently in a coupon paying period, that is publicly issued in the U.S. domestic market. The table also compares the Fund's returns for each period with those of its former benchmark, the JPMorgan Global High Yield Index, an index that is designed to mirror the investable universe of the U.S. dollar global high-yield corporate debt market, including domestic and international issues.

The Fund changed its primary benchmark from the JPMorgan Global High Yield Index to the BofA Merrill Lynch US High Yield Cash Pay Constrained Index, effective April 1, 2012 because the Investment Manager believes that it better reflects how the Fund is managed.

The following line is added to the table under the heading "Average Annual Total Return as of December 31, 2010," in the section of the Fund's Prospectuses entitled "Columbia High Yield Opportunity Fund - Performance Information":

Average Annual Total Returns (Columbia High Yield Opportunity Fund)	1 Year	5 Years	10 Years
BofA Merrill Lynch US High Yield Cash Pay Constrained Index (reflects no deductions for fees, expenses or taxes)	15.10%	8.66%	8.84%

All references to the Credit Suisse High Yield Index are hereby removed.